Note 7 - Vessels and Advances, Net - Summary of Vessels (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Balance, Vessel Cost at beginning of the period	$ 3,525,967	$ 3,573,751
Balance, Accumulated Depreciation at beginning of the period	(1,075,457)	(1,141,921)
Balance, Net Book Value at beginning of the period	2,450,510	2,431,830
Depreciation	(129,406)	(101,541)
Vessel acquisitions, advances and other vessels' costs	1,467,937	275,230
Vessel sales, transfers and other movements	(306,008)	(323,014)
Vessel sales, transfers and other movements	167,159	168,005
Vessel sales, transfers and other movements	(138,849)	(155,009)
Balance, Vessel Cost at end of the period	4,687,896	3,525,967
Balance, Accumulated Depreciation at end of the period	(1,037,704)	(1,075,457)
Balance, Net Book Value at end of the period	$ 3,650,192	$ 2,450,510